REVENUE - Summary of Revenue (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue	[1]	$ 6.3	$ 10.6	$ 74.4	$ 55.4
Total collaboration revenue		353.2	261.8	977.7	667.1
Total revenue		359.5	272.4	1,052.1	722.5
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue		6.6	10.5	17.0	35.2
Total collaboration revenue		236.1	197.8	688.5	536.0
Outside the United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue		(0.3)	0.1	57.4	20.2
Total collaboration revenue		$ 117.1	$ 64.0	$ 289.2	$ 131.1

[1]	*Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.